Equity (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended		12 Months Ended
	Aug. 31, 2023	May 27, 2022	May 03, 2022	Apr. 18, 2019	Dec. 31, 2018	Dec. 15, 2018	Nov. 27, 2018	Feb. 28, 2023	Apr. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Line Items]
Total cash consideration											$ 10,399
Installments upon achievement of earn-outs						$ 9,750
Additional paid-in capital										$ 330,016	345,338
Equity financing agreement, description								the Group entered into a settlement agreement with Chongqing Youtong on the settlement of the equity financing. For the cash consideration with the amount of $10,399, the Group agreed to repay Chongqing Youtong the principal plus 8% annually interest with its ordinary shares. Besides, both parties agreed to not proceed with the remainder 25% investment and the related previous issued 4,862 shares will not withdraw. As a result, to compensate Youtong’s investment loss from the share price decline, the Group issued additional 4,668,704 ordinary shares in February 2023 equal to approximately $13.46 million including interest expense from May 2019 to February 2023, with annual interest rate of 8%.
Subscriptions receivable										16,091	25,514	$ 3,669
Loss related to equity financing recognized											$ 14,160
Annual interest rate											8.00%
Balance due amount										4,100
Converted balance owed amount	$ 1,750
Converted price per share (in Dollars per share)	$ 2.04
Issuance of ordinary shares (in Shares)	771,605
Gain on debt settlement											$ 176	217
Loans			$ 1,250
Shares issued (in Shares)			28,247
Purchase			$ 217
Aggregate purchase price											$ 392
Capital amount												$ 437	$ 297
Investment [Member]
Equity [Line Items]
Total cash consideration						$ 4,600
Samsung [Member]
Equity [Line Items]
Prepaid of debt		$ 1,600
Number of shares issued (in Shares)											443,294	83,633
Debt principal and accrued interest									$ 4,400
Net amount of debt principal		$ 2,800
Additional paid-in capital											$ 1,321	$ 2,760
KADI SH Shares [Member]
Equity [Line Items]
Percentage of issued and outstanding						60.00%
Prepaid of debt					$ 600
KADI HK Shares [Member]
Equity [Line Items]
Percentage of issued and outstanding						60.00%
KADI [Member]
Equity [Line Items]
Number of shares issued (in Shares)					8,503
Additional paid-in capital					$ 5,217
Samsung [Member]
Equity [Line Items]
Equity financing agreement, description							The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 11,509 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $6,401 in additional paid-in capital, with a corresponding amount included in subscription receivable.
Issuance of Ordinary Shares [Member]
Equity [Line Items]
Repurchase of ordinary shares (in Shares)											166,667
KADI Agreement [Member]
Equity [Line Items]
Investment agreement, description										i) a payment of $600 in cash previously paid to KADI, ii) the return of 8,503 ordinary shares of Borqs previously issued to the owners of KADI, and iii) payment in cash for loss of profit from KADI’s projected business in the amount of $5.3 million. As of the filing of this annual report, the arbitration is in its initial stages and there is no assurance that the outcome of the proceedings will be in favor of Borqs.
Equity Financing Agreement [Member]
Equity [Line Items]
Equity financing agreement, description				the Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 19,449 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. The remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of real property and equipment (the “Property Investment”) by Chongqing Youtong within six months from May 16, 2019 the date that the cash investment portion was completed. In May 2019, 19,449 shares were issued and $10,399 in cash was received by the Group. However, the Property Investment has not yet been completed.